Research and Developement and Software (Details Textual) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Software [Member]	Sep. 30, 2012 Software [Member]	Sep. 30, 2013 Software [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2011 Software [Member]
Research and Development (Textual)
Accumulated capitalized cost					$ 1,011,068		$ 1,011,068	$ 258,933
Software amortization expense					64,137	0
Asset Impairment	946,931		946,931				946,931
Accumulated amortization					$ 64,137		$ 64,137